CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated other comprehensive income (loss)	Treasury Stock, Common
Cash dividends declared:
Treasury Stock, Common, Shares							(9,390,695)
Shareholders’ equity	$ 2,041,373		$ 1,634,605	$ 968,237		$ (358,663)	$ (202,806)
Beginning Balances at Dec. 31, 2022	2,041,373		$ 1,634,605	968,237		(358,663)	$ (202,806)
Beginning Balances at Dec. 31, 2022			104,281,794
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	255,863			255,863
Other comprehensive loss	48,844					48,844
Cash dividends declared:
Common Stock at $0.92 per share in 2023, $0.94 per share in 2024, and $0.98 per share in 2025	(87,382)			(87,382)
Exercise of stock options, net of shares purchased (in shares)							4,855
Exercise of stock options, net of shares purchased	(48)		$ (57)				$ (105)
Common stock issued in bank acquisitions	0
Restricted stock awards, net of forfeitures (in shares)							245,290
Restricted stock awards, net of forfeitures	(5,670)		(10,474)				$ 4,804
Share-based compensation expense	14,898		$ 14,898
Ending Balances (in shares) at Dec. 31, 2023			104,281,794
Ending Balances at Dec. 31, 2023	2,267,974		$ 1,638,972	1,136,718		(309,819)	$ (197,897)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		$ 599			$ 599
Cash dividends declared:
Treasury Stock, Common, Shares							(9,140,550)
Shareholders’ equity	2,267,974		1,638,972	1,136,718		(309,819)	$ (197,897)
Net income	228,830			228,830
Other comprehensive loss	20,020					20,020
Common Stock at $0.92 per share in 2023, $0.94 per share in 2024, and $0.98 per share in 2025	(89,818)			(89,818)
Common stock issued in bank acquisitions	0
Restricted stock awards, net of forfeitures (in shares)							353,596
Restricted stock awards, net of forfeitures	(5,257)		(12,610)				$ 7,353
Share-based compensation expense	15,693		$ 15,693
Ending Balances (in shares) at Dec. 31, 2024			104,281,794
Ending Balances at Dec. 31, 2024	$ 2,438,041		$ 1,642,055	1,276,329	600	(289,799)	$ (190,544)
Cash dividends declared:
Treasury Stock, Common, Shares	8,786,954						(8,786,954)
Shareholders’ equity	$ 2,438,041		1,642,055	1,276,329	$ 600	(289,799)	$ (190,544)
Net income	255,605			255,605
Other comprehensive loss	99,857					99,857
Common Stock at $0.92 per share in 2023, $0.94 per share in 2024, and $0.98 per share in 2025	(94,648)			(94,648)
Common stock issued in bank acquisitions	64,450		4,364				$ 60,086
Stock Issued During Period, Shares, Acquisitions							2,753,094
Restricted stock awards, net of forfeitures (in shares)							273,792
Restricted stock awards, net of forfeitures	(9,679)		(14,391)				$ 4,712
Share-based compensation expense	15,590		$ 15,590
Ending Balances (in shares) at Dec. 31, 2025			104,281,794
Ending Balances at Dec. 31, 2025	$ 2,769,216		$ 1,647,618	1,437,286		(189,942)	$ (125,746)
Cash dividends declared:
Treasury Stock, Common, Shares	5,760,068						(5,760,068)
Shareholders’ equity	$ 2,769,216		$ 1,647,618	$ 1,437,286		$ (189,942)	$ (125,746)